ULTRA SERIES FUND SUPPLEMENT DATED JUNE 10, 2014 This Supplement amends the Prospectus of the Ultra Series Fund dated May 1, 2014 Please keep this Supplement with your records.
International Stock Fund
INTERNATIONAL STOCK FUND
The management fee for the International Stock Fund was reduced, as of December 31, 2013, from 1.20% to 1.15%, thereby reducing the Annual Fund Operating Expenses of the fund by 0.05%; however, the fee table and example in the Prospectus were not revised to reflect this reduction. Accordingly, the following fee table and example serve to replace the fee table and example in the Prospectus for the International Stock Fund.
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ultra Series Fund International Stock Fund	Class I	Class II
Management Fees (as a percentage of Assets)	1.15%	1.15%
Distribution and Service (12b-1) Fees	none	0.25%
Other Expenses (as a percentage of Assets):	0.01%	0.01%
Net Expenses (as a percentage of Assets)	1.16%	1.41%

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ultra Series Fund International Stock Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	118	368	638	1,409
Class II	144	446	771	1,691

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Conservative Allocation Fund
Conservative Allocation Fund
Effective July 1, 2014, the Annual Fund Operating Expenses for the Target Allocation Funds’ Class I and II shares will be reduced, as reflected in the new fee tables and examples set forth below.
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ultra Series Fund Conservative Allocation Fund		Class I	Class II
Management Fees (as a percentage of Assets)		0.30%	0.30%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		0.01%	0.01%
Acquired Fund Fees and Expenses		0.58%	0.58%
Expenses (as a percentage of Assets)		0.89%	1.14%
Fee Waiver or Reimbursement	[1]	(0.10%)	(0.10%)
Net Expenses (as a percentage of Assets)		0.79%	1.04%
[1]	The investment adviser has contractually agreed to waive 0.10% of its management fee until at least June 30, 2015. The fee waiver agreement described above may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating this agreement in the next year.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ultra Series Fund Conservative Allocation Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	81	274	484	1,092
Class II	106	353	619	1,383

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Moderate Allocation Fund
Moderate Allocation Fund
Effective July 1, 2014, the Annual Fund Operating Expenses for the Target Allocation Funds’ Class I and II shares will be reduced, as reflected in the new fee tables and examples set forth below.
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ultra Series Fund Moderate Allocation Fund		Class I	Class II
Management Fees (as a percentage of Assets)		0.30%	0.30%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		0.01%	0.01%
Acquired Fund Fees and Expenses		0.60%	0.60%
Expenses (as a percentage of Assets)		0.91%	1.16%
Fee Waiver or Reimbursement	[1]	(0.10%)	(0.10%)
Net Expenses (as a percentage of Assets)		0.81%	1.06%
[1]	The investment adviser has contractually agreed to waive 0.10% of its management fee until at least June 30, 2015. The fee waiver agreement described above may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating this agreement in the next year.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ultra Series Fund Moderate Allocation Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	83	280	495	1,115
Class II	108	359	630	1,406

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.
Aggressive Allocation Fund
Aggressive Allocation Fund
Effective July 1, 2014, the Annual Fund Operating Expenses for the Target Allocation Funds’ Class I and II shares will be reduced, as reflected in the new fee tables and examples set forth below.
Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ultra Series Fund Aggressive Allocation Fund		Class I	Class II
Management Fees (as a percentage of Assets)		0.30%	0.30%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		0.01%	0.01%
Acquired Fund Fees and Expenses		0.62%	0.62%
Expenses (as a percentage of Assets)		0.93%	1.18%
Fee Waiver or Reimbursement	[1]	(0.10%)	(0.10%)
Net Expenses (as a percentage of Assets)		0.83%	1.08%
[1]	The investment adviser has contractually agreed to waive 0.10% of its management fee until at least June 30, 2015. The fee waiver agreement described above may be terminated by the Board of Trustees of the fund at any time and for any reason; however, the Board has no intention of terminating this agreement in the next year.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Ultra Series Fund Aggressive Allocation Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	85	287	506	1,139
Class II	110	365	640	1,429

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan. If these expenses, fees or charges were included, your costs would be higher.